Goodwill And Other Intangible Assets [Text Block]	6 Months Ended
Sep. 30, 2013
Goodwill And Other Intangible Assets [Text Block]

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2012 and 2013:

	Six months ended September 30,
	2012	2013
	(in millions)
Balance at beginning of period
Goodwill	¥2,094,839	¥2,158,512
Accumulated impairment losses	(1,740,556)	(1,740,556)

	354,283	417,956
Goodwill acquired during the six months(1)	—	42,351
Foreign currency translation adjustments and other	3,834	37,116

Balance at end of period
Goodwill	2,098,673	2,237,979
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥358,117	¥497,423

Note:	(1)	See Note 2 for the goodwill acquired in connection with acquisitions.

Other Intangible Assets

The table below presents the net carrying amount by major class of intangible assets at March 31, 2013 and September 30, 2013:

	March 31, 2013	September 30, 2013
	(in millions)
Intangible assets subject to amortization:
Software	¥534,514	¥560,820
Core deposit intangibles	182,524	167,613
Customer relationships	96,757	99,752
Trade names	38,132	38,199
Other	2,155	2,017

Total	854,082	868,401
Intangible assets not subject to amortization:
Indefinite-lived trade names	3,037	3,037
Other	9,034	9,492

Total	12,071	12,529

Total	¥866,153	¥880,930

The impairment losses on other intangible assets for the six months ended September 30, 2012 and 2013 were ¥235 million and ¥133 million, respectively, which are included in Impairment of intangible assets in the accompanying condensed consolidated statements of income. The intangible assets were valued based on discounted expected future cash flows.